Schedule of General and Administrative (Details) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Salaries, fees and related expenses	$ 295	$ 269	$ 573	$ 527	$ 1,043		$ 1,085		$ 2,545
Professional services	505	332	797	653	1,239		1,115		2,139
Share-based compensation	50	118	142	223	465		216		1,084
Fees to directors	69	71	141	143	286		284		258
Directors’ and Officers’ Insurance	115	128	230	255	499		538		648
Lease and maintenance	9	14	18	27	60		50		81
Other expenses	56	43	123	141	142		124		323
General and administrative	$ 1,099	$ 975	$ 2,024	$ 1,969	$ 3,734	[1]	$ 3,412	[1]	$ 7,078	[1]

[1]	Includes expenses related to related parties of $1,312 thousand, $1,237 thousand and $3,069 thousand for the years ended December 31, 2025, 2024 and 2023, respectively. See Note 12.